Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

March 29, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

            Re: FlexShares Trust (811-22555; 333-173967)

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 76 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 78 under the Investment Company Act of 1940, as amended, to the registration statement on Form N-1A (the “Amendment”) of the FlexShares Trust (the “Trust”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register shares of a new series of the Trust, the FlexShares® High Yield Value-Scored US Bond Index Fund.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments may be directed to the undersigned at (312) 569-1167.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain, Esq.

Copy to:	Ann-Marie Halter
Peter K. Ewing
Craig R. Carberry, Esq.
Jose J. Del Real, Esq.
Diana E. McCarthy, Esq.
David L. Williams, Esq.